U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No.
                                 -----
     Post-Effective Amendment No.   5
                                  -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.   6
                   -----

                        (Check appropriate box or boxes)

                        ATALANTA/SOSNOFF INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                                 101 Park Avenue
                            New York, New York 10178
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 867-5000

                                Anthony G. Miller
                 Atalanta/Sosnoff Capital Corporation (Delaware)
                                 101 Park Avenue
                            New York, New York 10178
                     (Name and Address of Agent for Service)

                                   Copies to:


                                 Tina D. Hosking
                         Integrated Fund Services, Inc.
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to Rule 485(b)
/X/  on (September 28, 2000) pursuant to Rule 485(b)
/ /  75 days after filing pursuant to Rule 485(a)
/ /  on (date) pursuant to Rule 485(a)

                                     [LOGO]


                              ATALANTA/SOSNOFF FUND

                           ATALANTA/SOSNOFF FOCUS FUND

                           ATALANTA/SOSNOFF VALUE FUND

                         ATALANTA/SOSNOFF BALANCED FUND



                                   PROSPECTUS
                                 OCTOBER 1, 2000


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                      PROSPECTUS
                                                                 October 1, 2000


                        ATALANTA/SOSNOFF INVESTMENT TRUST
                                 101 PARK AVENUE
                            NEW YORK, NEW YORK 10178
                                  (877)767-6633

--------------------------------------------------------------------------------

The Atalanta/Sosnoff Investment Trust currently offers four separate series of shares to investors: the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (individually a "Fund" and collectively the "Funds").

                              ATALANTA/SOSNOFF FUND

                           ATALANTA/SOSNOFF FOCUS FUND

                           ATALANTA/SOSNOFF VALUE FUND

                         ATALANTA/SOSNOFF BALANCED FUND

This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----


RISK/RETURN SUMMARY............................................................3
EXPENSE INFORMATION............................................................5
PRINCIPAL INVESTMENT STRATEGIES................................................6
HOW TO PURCHASE SHARES.........................................................9
HOW TO REDEEM SHARES..........................................................11
SHAREHOLDER SERVICES..........................................................12
EXCHANGE PRIVILEGE............................................................12
DIVIDENDS AND DISTRIBUTIONS...................................................13
TAXES.........................................................................14
SERVICE PLAN..................................................................14
OPERATION OF THE FUNDS........................................................15
CALCULATION OF SHARE PRICE....................................................15
FINANCIAL HIGHLIGHTS..........................................................16

RISK/RETURN SUMMARY
-------------------

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The ATALANTA/SOSNOFF FUND seeks long-term capital appreciation, through equity investments in companies which the Adviser believes are entering into a period of accelerating earnings momentum.


The ATALANTA/SOSNOFF FOCUS FUND is a non-diversified fund that seeks long-term capital appreciation by concentrating its investments in a core position of approximately 30 common stocks of companies which the Adviser believes are entering into a period of accelerating earnings momentum.


The  ATALANTA/SOSNOFF   VALUE  FUND  seeks  long-term  capital  appreciation  by
investing primarily in equity securities which the Adviser believes are fundamentally undervalued.

The ATALANTA/SOSNOFF BALANCED FUND seeks to preserve capital while producing long-term capital appreciation by investing in a blend of common stocks and fixed-income securities.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The Atalanta/Sosnoff Fund and the Atalanta/Sosnoff Focus Fund are both growth funds that normally invest at least 65% of their total assets in the common stocks of U.S. large capitalization companies. The Adviser uses quantitative screening techniques, followed by fundamental analysis, to select stocks for the Funds. These stocks are then bought and sold based on the relationship of the stock's current price to its target price (what the Adviser thinks the stock is worth).

The Atalanta/Sosnoff Value Fund will normally invest at least 65% of its total assets in common stocks. The Adviser seeks to identify stocks priced below average in comparison to such factors as earnings and book value.


The Atalanta/Sosnoff Balanced Fund will normally invest 65% (maximum 75%) of its total assets in common stocks (the "equity segment") and 35% of its total assets in cash, cash equivalents and fixed-income securities (the "fixed-income segment"). The Adviser allocates assets between the two segments by analyzing macroeconomic factors (i.e., inflation, Gross Domestic Product) and individual securities and attempts to anticipate interest of the Balanced Fund rate changes and monetary policy decisions. The equity segment is managed in a manner identical to the Atalanta/Sosnoff Fund, i.e., it employs a growth strategy that invests primarily in U.S. large capitalization companies. The fixed-income segment will consist of a mix of federal, agency and corporate securities, including U.S. Government obligations and corporate debt obligations (such as bonds and debentures) maturing in more than one year from the date of purchase and preferred stock of domestic issuers rated at the time of purchase in the four highest categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB). In managing the fixed-income segment, the Adviser believes the most critical variable is the overall duration (the time it takes an investor to recoup his or her investment) of the segment.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Common stocks and fixed-income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Fixed-income securities are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing depreciation when interest rates rise. Changes in market prices can occur at any time. Accordingly, there is no assurance that the Funds will achieve their investment objectives and there is a risk that you may lose money by investing in the Funds.

The Atalanta/Sosnoff Focus Fund is a non-diversified fund and therefore may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

Because the Atalanta/Sosnoff Balanced Fund intends to allocate its assets among common stocks, cash, cash equivalents and fixed-income securities, it may not be able to achieve, at times, a total return as high as that of a portfolio with complete freedom to invest its assets entirely in any one type of security. The flow of funds between the equity and fixed-income segments of the Fund is an ongoing process which depends on the Adviser's ability to correctly anticipate the relative performance of common stocks, cash, cash equivalents and fixed-income securities. It should further be noted that, although the Fund intends to invest in fixed-income securities to reduce the price volatility of the Fund's shares, intermediate and long-term fixed-income securities do fluctuate in value more than short-term fixed-income securities. In addition, the Balanced Fund may invest in preferred stocks and bonds rated Baa or BBB which have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of these securities to pay principal or interest or to pay the preferred stock obligations than is the case with higher grade securities.

An  investment  in the Funds is not a deposit  of a bank and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

RISK/RETURN BAR CHART AND FEE TABLE

The bar chart and performance table shown below provide an indication of the risks of investing in the Atalanta/Sosnoff Fund by showing the performance of the Fund for its first full calendar year of operation and by showing how the average annual returns of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

[Bar Chart]
1999 = 39.76%

During the period shown in the bar chart, the highest return for a quarter was 33.47% during the quarter ended December 31, 1999 and the lowest return was -4.76% for the quarter ended September 30, 1999.

The Atalanta/Sosnoff Fund's year-to-date returns as of June 30, 2000 and August 31, 2000 were -3.43% and 6.24%, respectively.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999

                                                                 Since Inception
                                                 One Year        (June 17, 1998)
                                                 --------        ---------------
Atalanta/Sosnoff Fund                             39.76%             35.79%
Morningstar Large Cap Blend Category              19.36%              N/A
Lipper Large Cap Core Index                       22.45%             21.38%
S&P 500 Index                                     21.04%             23.16%

Pursuant to Securities and Exchange Commission rules, a bar chart and performance table showing the performance of the Atalanta/Sosnoff Focus, Atalanta/Sosnoff Value or the Atalanta/Sosnoff Balanced Funds is not permitted because the Funds have not completed a full calendar year of operation as of the date of this Prospectus.


EXPENSE INFORMATION
-------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment):

     Sales Load Imposed on Purchases                   None
     Sales Load Imposed on Reinvested Dividends        None
     Exchange Fee                                      None
     Redemption Fee                                    None*

* A wire redemption fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

                                                 Atalanta/  Atalanta/  Atalanta/
                                      Atalanta/   Sosnoff    Sosnoff    Sosnoff
                                       Sosnoff     Focus      Value    Balanced
                                        Fund       Fund       Fund       Fund
                                      --------   --------   --------   --------
Management Fees ....................      .75%       .75%       .75%       .75%
Service (12b-1) Fees ...............      .25%       .25%       .25%       .25%
Other Expenses .....................      .95%      3.08%      3.87%      3.23%
                                      --------   --------   --------   --------
Total Annual Fund
Operating Expenses (a) .............     1.95%      4.08%      4.87%      4.23%
                                      ========   ========   ========   ========
Fee Waiver and Expense
Reimbursement (a) ..................      .45%      2.58%      3.37%      2.73%
                                      ========   ========   ========   ========
Net Expenses (a) ...................     1.50%      1.50%      1.50%      1.50%
                                      ========   ========   ========   ========

(a) The Adviser has contractually agreed to limit each Funds' total annual fund operating expenses to 1.50% through October 1, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the respective Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          Atalanta/  Atalanta/  Atalanta/
                               Atalanta/   Sosnoff    Sosnoff    Sosnoff
                                Sosnoff     Focus      Value    Balanced
                                 Fund       Fund       Fund       Fund
                               --------   --------   --------   --------

         1 Year                $    153   $    153   $    153   $    153
         3 Years                    569      1,005      1,162      1,035
         5 Years                  1,111      1,873      2,174      1,931
        10 Years                  2,239      4,114      4,716      4,232


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

     The Atalanta/Sosnoff Investment Trust (the "Trust") has four Funds. Each Fund has its own portfolio and investment objective. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. Unless otherwise indicated, all investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
GROWTH FUNDS:

                              ATALANTA/SOSNOFF FUND
                         AND ATALANTA/SOSNOFF FOCUS FUND

The Adviser selects stocks for the two Growth Funds by using quantitative screening techniques and fundamental investment analysis. The Adviser first applies a quantitative screening strategy to a large capitalization universe of stocks by searching for companies which may have the following general characteristics, among others: market capitalization over $2 billion; earnings growth rate above market (the S&P 500 Index, industry averages) for at least 12 months; relative price- to-earnings ratio in the lower one-third of the company's historical range over the past 5 years; and earnings per share estimated by the Adviser to be above the consensus as reported in financial industry publications. Through its evaluation of these general criteria, the Adviser reduces the initial universe of stocks to a selected list of stocks which are then subjected to further fundamental research analysis. The Adviser may examine various factors including, but not limited to, the following:

     Earnings Momentum -      Which  companies will  experience an  accelerating
     -----------------        rate of growth during the next business period?

     Growth Rate P/E -        What price-to-earnings ratio is being paid for the
     ---------------          company's rate of growth and where does that place
                              it relative to its peers in its industry and to the overall market?

     Earnings Stability -     How consistently has the company been able to grow
     ------------------       operating  income over an economic  period and how
                              consistently   has  the   company   met   earnings
                              estimates?

     Price Performance -      Has the  stock  outperformed  the  market  indices
     -----------------        through the current stock market period?

The Adviser may also cultivate a dialogue with the senior management of the companies it analyzes. Such a hands-on approach emphasizes direct contact whereby impressions gained by interviewing management are verified against the assessments of vendors, competitors and suppliers. The Adviser's conclusions are often quantified by the development of an earnings model which may be gauged against the investment community's expectations.

The Adviser's fundamental approach is disciplined by two additional steps. First, the Adviser screens prospective purchases against valuation criteria such as historical and relative price-to-earnings ratios. Next, specific target prices (what the Adviser thinks the stock is worth) are established for each stock. The Adviser buys and sells stocks based upon the relationship of the stock's current price to its target price. For example, if a stock's target price is higher than its current price, the Adviser will consider buying the stock. Conversely, as a stock's current price approaches its target price, the Adviser will consider selling.

VALUE FUND:

                           ATALANTA/SOSNOFF VALUE FUND

The Adviser's value philosophy seeks to identify stocks priced below-average in comparison to such factors as earnings and book value (shareholders' equity divided by shares outstanding). Value investing is predicated on the Adviser's ability to identify undervalued securities. The Adviser emphasizes stocks that have positive free cash flow, relatively low price-to-earnings ratios and low debt-to-equity ratios as compared to other companies in the same industry, to specific competitors and to the overall market. The dividend yield (annual dividend rate divided by current stock price) of these stocks tends to be higher.

The Adviser will use a bottom-up approach (focusing on specific companies rather than the overall market level or industry sectors) in selecting securities. Before a security is purchased, the Adviser will analyze company reports and other public information to develop an opinion on the company's value. The Adviser's company selection process includes but is not limited to those companies that demonstrate strong cash flows, significant barriers to competition, and moderate or low requirements for capital reinvestment.

BALANCED FUND:

                         ATALANTA/SOSNOFF BALANCED FUND

The Balanced Fund's blend of common stocks (the "equity segment") and cash, cash equivalents and fixed-income securities (the "fixed-income segment") is determined by systematically integrating a macroeconomic outlook (which involves a review of domestic factors such as Gross Domestic Product momentum, interest rates, inflation and corporate earnings, and a review of international factors such as geopolitical events, currency parities and other variables) with individual security analysis. In addition, the Adviser will make asset allocation decisions in anticipation of interest rate changes and monetary policy decisions. The Fund will normally invest 65% (maximum 75%) of its total assets in common stocks and 35% of its total assets in cash, cash equivalents and fixed-income securities.

The equity segment of the Fund will consist primarily of the common stocks of larger, more established companies which the Adviser believes are entering into a period of accelerating earnings momentum. The Adviser uses quantitative screening techniques, followed by fundamental research analysis, to select the stocks. In effect, the equity segment's security selection process is identical to that used by the Atalanta/Sosnoff Fund.

The fixed-income segment of the Fund will consist of a mix of federal, agency and corporate securities, including U.S. Government obligations and corporate debt obligations (such as bonds and debentures) maturing in more than one year from the date of purchase and preferred stock of domestic issuers rated at the time of purchase in the four highest categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or, if unrated, which are determined by the Adviser to be of comparable quality.

The Adviser's analysis of currencies, inflation rates, Federal Reserve policy, Gross Domestic Product momentum, interest rates and geopolitical events is coupled with fundamental bottom-up security research in selecting securities for the fixed-income segment. The Adviser believes the most critical variable in managing the fixed-income segment is the overall duration (the time it takes an investor to recoup his or her investment) of the segment. Thus, the Adviser will actively manage the duration and maturity of the

Fund's fixed-income segment and will seek to enhance returns from interest rate anticipation, sector allocations and individual security analysis. For example, if the Adviser anticipates a decline in interest rates it will generally extend the segment's duration. Conversely, if the Adviser anticipates an increase in interest rates will generally reduce its duration, depending on the Adviser's analysis. In addition, the Adviser monitors yield disparities among different asset classes and sectors and will invest the portfolio accordingly. This determination is a function of the Adviser's assessment of the securities' credit worthiness and historical yield. For example, if in the opinion of the Adviser, the disparity between the yield of corporate and federal and agency securities is historically large (i.e., corporate is higher), then corporate securities might be more attractive; if the disparity is smaller, federal and agency securities might be more attractive because of their reduced risk as compared to corporate securities.

INVESTMENT STRATEGIES APPLICABLE TO EACH FUND

TEMPORARY DEFENSIVE POSITION. When the Adviser believes substantial price risks exist for common stocks, each Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. When the Adviser takes a temporary defensive position, the applicable Fund may not achieve its investment objective.


PORTFOLIO TURNOVER. Each Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, a Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of each Fund cannot be accurately predicted, it is not expected to exceed 150%, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the securities of a Fund were replaced once in a one-year period. High turnover involves correspondingly greater commission expenses and transaction costs. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes.

HOW TO PURCHASE SHARES
----------------------

Your initial investment in the Funds ordinarily must be at least $5,000 ($2,000 for most tax-deferred retirement plans and $500 for Education IRAs). The Funds may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Funds are sold on a continuous basis at the net asset value (NAV) next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, Integrated Fund Services, Inc. (the "Transfer Agent"), by 5:00 p.m., Eastern time, that day are confirmed at the NAV determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent, by 4:00 p.m., Eastern time, are confirmed at that day's NAV. Direct investments received by the

Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day. If you establish your account through a brokerage firm, you will need to contact your broker to receive account information. The Transfer Agent will not have access to your individual account information.

INITIAL INVESTMENT BY MAIL. You may open an account and make an initial investment in the Funds by sending a check and a completed account application form to Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the appropriate Fund. An account application is included in this Prospectus. Please mark the appropriate box indicating the Fund or Funds you are purchasing.

INITIAL INVESTMENT BY WIRE. You may also purchase shares of the Funds by wire. Please telephone the Transfer Agent (Nationwide call toll-free 1-877-SOSNOFF (1-877-767-6633)) for instructions. You should be prepared to provide a completed, signed account application to the Transfer Agent by mail or facsimile. Faxed applications must be followed by a mailed copy of the original document. Your investment will be made at the NAV next determined after your wire is received together with the required account information. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. The Trust currently charges no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.

ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Integrated Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the applicable Fund. Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 101 Park Avenue, New York, New York 10178. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

GENERAL. The Trust mails you confirmations of all purchases or redemptions of the Funds' shares. Certificates representing shares are not issued. The Trust and the Trust's principal underwriter, Atalanta/Sosnoff Management Corporation (the "Distributor") reserve the right to limit the amount of investments and to refuse to sell to any person.

Investors  should  be  aware  that  the  Funds'  account  application   contains
provisions in favor of the Trust, the Transfer Agent, the Distributor and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.


HOW TO REDEEM SHARES
--------------------

BY MAIL. You may redeem shares of the Funds on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records.


BY WIRE. Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. There is currently a charge by the Custodian for processing wire redemptions. The Transfer Agent reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

THROUGH BROKER-DEALERS. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds. If your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization your shares will be redeemed. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

ADDITIONAL INFORMATION. If your shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.


At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $5,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.


You will receive the NAV per share next determined after receipt by the Transfer Agent of your redemption request in the form described above. Payment is normally made within 3 business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.


The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Trust may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

SHAREHOLDER SERVICES
--------------------

Contact  the   Transfer   Agent   (Nationwide   call   toll-free   1-877-SOSNOFF
(1-877-767-6633)) for additional information about the shareholder services described below.

Automatic Withdrawal Plan
-------------------------

If the shares in your account have a value of at least $25,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service.

Tax-Deferred Retirement Plans
-----------------------------

Shares of the Funds are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals.
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs.
     -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision.
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code.

Direct Deposit Plans
--------------------

Shares of the Funds may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

Automatic Investment Plan
-------------------------

You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month or both. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.


EXCHANGE PRIVILEGE
------------------

Shares of the Funds may be exchanged for each other at NAV. You may exchange shares by written request or by telephone. You must sign your written request exactly as your name appears on our account records. If you are unable to exchange shares by telephone due to such circumstances as unusually heavy market activity, you can exchange shares by mail or in person. Your exchange will be processed at the next determined NAV after the Transfer Agent receives your request.


You may only exchange shares into a Fund which is authorized for sale in your state of residence and you must meet that Fund's minimum initial investment requirements. The Board of Trustees may change or discontinue the exchange privilege after giving shareholders 60 days' prior notice. Any gain or loss on an exchange of shares is a taxable event.

The Trust and the Transfer Agent will consider all written and verbal instructions as authentic and will not be responsible for the processing of exchange instructions received by telephone which are reasonably believed to be genuine or the delivery or transmittal of the redemption proceeds by wire. The affected shareholders will bear the risk of any such loss. The privilege of exchanging shares by telephone is automatically available to all shareholders. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

The Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Value Fund each expects to distribute substantially all of its net investment income, if any, on an annual basis. The Atalanta/Sosnoff Balanced Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Distributions are paid according to one of the following options:

     Share Option -  income   distributions  and  capital  gains   distributions
                     reinvested in additional shares.

     Income Option - income   distributions   and   short-term   capital   gains
                     distributions   paid  in  cash;   long-term  capital  gains
                     distributions reinvested in additional shares.

     Cash Option -   income  distributions and capital gains  distributions paid in cash.


You should indicate your choice of option on your application. If no option is specified on your application or you have established your account through a brokerage firm, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
-----

The Atalanta/Sosnoff Fund has qualified and each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and from net realized short-term capital gains, if any, are taxable to investors as ordinary income. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by a Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Dividends distributed by the Funds from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

The Funds will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisors about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

SERVICE PLAN
------------

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a service plan (the "Plan") under which each Fund is required to compensate the Distributor for its services to the Fund. The Distributor is responsible for the payment of any expenses related to the distribution or promotion of Fund shares, including payments to securities dealers and others who are engaged in activities related to the servicing of shareholder accounts such as maintaining personnel who render  shareholder  support  services  not  otherwise  provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the servicing of Fund shareholders or the distribution of Fund shares.

The annual  limitation for payments to the  Distributor  pursuant to the Plan is
 .25% of each Fund's average daily net assets. In the event the Plan is terminated by a Fund in accordance with its terms, that Fund will not be required to make any payments to the Distributor after the date the Plan terminates. Because these fees are paid pursuant to the Plan and are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPERATION OF THE FUNDS
----------------------

Each Fund is a series of the Atalanta/Sosnoff Investment Trust (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Atalanta/Sosnoff Fund, the Atalanta/ Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund are diversified series of the Trust. The Atalanta/Sosnoff Focus Fund is a non-diversified series of the Trust. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

The Trust retains Atalanta/Sosnoff Capital Corporation (Delaware), 101 Park Avenue, New York, New York 10178 (the "Adviser"), to manage the Funds' investments. The Adviser is a registered investment adviser that has been advising individual, institutional and corporate clients since 1982.


Each Fund pays the Adviser a fee, payable monthly, at the annual rate of .75% of the average value of its daily net assets. The Adviser has contractually agreed to waive its fees and reimburse each Fund's expenses to the extent necessary to limit each Fund's total annual fund operating expense ratios to 1.50% through October 1, 2001.

Atalanta/Sosnoff Management Corporation, 101 Park Avenue, New York, New York 10178 (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as principal underwriter for the Trust and, as such, is the exclusive agent for distribution of the Funds' shares.


Martin T. Sosnoff, C.F.A., Chairman of the Board of the Adviser and the Distributor, is primarily responsible for the day-to-day management of each Fund. Mr. Sosnoff founded the Adviser in 1981. He has authored two books on the money management business, Humble on Wall Street (1975) and Silent Investor, Silent Loser (1986), and currently writes a column for Forbes magazine. Mr. Sosnoff chairs an investment committee of three senior executives of the Adviser in managing each Fund's portfolio. Craig B. Steinberg is President and a Director of the Adviser and has been employed by the Adviser since 1985. Paul P. Tanico is Executive Vice President of the Adviser and has been employed by the Adviser since 1997.

CALCULATION OF SHARE PRICE
--------------------------


On each day that the Trust is open for business, the share price (NAV) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of a Fund's shares is effected is based on the next calculation of NAV after the order is placed.

U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of a Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Statement of Additional Information, which is available upon request. (To be inserted)

ATALANTA/SOSNOFF FUND
FINANCIAL HIGHLIGHTS
========================================================================================
                                                               YEAR             PERIOD
                                                              ENDED              ENDED
                                                              MAY 31,           MAY 31,
                                                               2000             1999(a)
----------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period ...............      $    12.34        $    10.00
                                                            ----------        ----------
Income from investment operations:
   Net investment loss ...............................           (0.12)            (0.05)
   Net realized and unrealized gains on investments ..            2.71              2.39
                                                            ----------        ----------
Total from investment operations .....................            2.59              2.34
                                                            ----------        ----------

Net asset value at end of period .....................      $    14.93        $    12.34
                                                            ==========        ==========

Total return .........................................          20.99%            23.40%(b)
                                                            ==========        ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..................      $   18,485        $   13,480
                                                            ==========        ==========

Ratio of net expenses to average net assets(c) .......           1.50%             1.50%(d)

Ratio of net investment loss to average net assets ...          (0.88%)           (0.60%)(d)

Portfolio turnover rate ..............................            143%              124%(d)

(a) Represents the period from the initial public offering of shares (June 17, 1998) through May 31, 1999.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.54%(d) and 1.95% for the periods ended May 31, 1999 and 2000, respectively.

(d)  Annualized.

ATALANTA/SOSNOFF FOCUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment loss ........................................           (0.08)
  Net realized and unrealized gains on investments ...........            2.24
                                                                    ----------
Total from investment operations .............................            2.16
                                                                    ----------

Net asset value at end of period .............................      $    12.16
                                                                    ==========

Total return(b) ..............................................          21.60%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..........................      $    2,598
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment loss to average net assets(d) ........          (0.78%)

Portfolio turnover rate(d) ...................................            188%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.08%(d) for the period ended May 31, 2000.

(d)  Annualized.

ATALANTA/SOSNOFF VALUE FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment loss ........................................           (0.03)
  Net realized and unrealized losses on investments ..........            0.71
                                                                    ----------
Total from investment operations .............................            0.68
                                                                    ----------

Net asset value at end of period .............................      $    10.68
                                                                    ==========

Total return(b) ..............................................           6.80%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

Net assets at end of period (000's) ..........................      $    2,137
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment loss to average net assets(d) ........          (0.38%)

Portfolio turnover rate(d) ...................................            416%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.87%(d) for the period ended May 31, 2000.

(d)  Annualized.

ATALANTA/SOSNOFF BALANCED FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                      Period
                                                                       Ended
                                                                      May 31,
                                                                      2000(a)
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

Net asset value at beginning of period .......................      $    10.00
                                                                    ----------
Income from investment operations:
  Net investment income ......................................            0.03
  Net realized and unrealized gains on investments ...........            1.27
                                                                    ----------
Total from investment operations .............................            1.30
                                                                    ----------
Less distributions:
  Dividends from net investment income .......................           (0.03)
                                                                    ----------

Net asset value at end of period .............................      $    11.27
                                                                    ==========

Total return(b) ..............................................          12.98%
                                                                    ==========
RATIOS AND SUPPLEMENTAL DATA:

 Net assets at end of period (000's) .........................      $    2,362
                                                                    ==========

Ratio of net expenses to average net assets(c)(d) ............           1.50%

Ratio of net investment income to average net assets(d) ......           0.33%

Portfolio turnover rate(d) ...................................            200%

(a) Represents the period from the initial public offering of shares (July 1, 1999) through May 31, 2000.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.23%(d) for the period ended May 31, 2000.

(d)  Annualized.

ATALANTA/SOSNOFF INVESTMENT TRUST
101 Park Avenue o New York, New York 10178
toll free 1-877-SOSNOFF (767-6633)
website o www.atalantasosnoff.com
e-mail o asfund@atalantasosnoff.com

BOARD OF TRUSTEES
Howard A. Drucker
Anthony G. Miller
Toni E. Sosnoff
Irving L. Straus
Aida L. Wilder

INVESTMENT ADVISER
ATALANTA/SOSNOFF CAPITAL CORPORATION (DELAWARE)
101 Park Avenue o New York, New York 10178
212-867-5000

DISTRIBUTOR
ATALANTA/SOSNOFF MANAGEMENT CORPORATION
101 Park Avenue o New York, New York 10178

TRANSFER AGENT
INTEGRATED FUND SERVICES, INC.
P.O. Box 5354 o Cincinnati, Ohio 45201-5354

Shareholder Services
--------------------
Nationwide: (Toll-Free) 1-877-SOSNOFF
                        1-877-767-6633


Additional information about the Funds is included in the Statement of Additional Information ("SAI") and which is incorporated by reference in its entirety. Additional information about the Atalanta/Sosnoff Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-800-320-2217 (Nationwide Toll -Free).

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                 October 1, 2000


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Atalanta/Sosnoff Investment Trust (the "Trust") dated October 1, 2000. A copy of the Trust's Prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 200, Cincinnati, Ohio 45202 or by calling the Trust nationwide toll-free at 1-877-SOSNOFF (1-877-767-6633).

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        Atalanta/Sosnoff Investment Trust
                                 101 Park Avenue
                            New York, New York 10178



THE TRUST......................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................3

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS........................9

INVESTMENT LIMITATIONS........................................................12

TRUSTEES AND OFFICERS.........................................................13

THE INVESTMENT ADVISER........................................................15

THE DISTRIBUTOR...............................................................16

SERVICE PLAN..................................................................16

SECURITIES TRANSACTIONS.......................................................17

PORTFOLIO TURNOVER............................................................18

CALCULATION OF SHARE PRICE....................................................18

TAXES.........................................................................19

REDEMPTION IN KIND............................................................20

HISTORICAL PERFORMANCE INFORMATION............................................20

PRINCIPAL SECURITY HOLDERS....................................................22

CUSTODIAN.....................................................................22

AUDITORS......................................................................22

INTEGRATED FUND SERVICES, INC.................................................22

FINANCIAL STATEMENTS..........................................................23

THE TRUST
---------

     The Atalanta/Sosnoff Investment Trust was organized as an Ohio business trust on January 29, 1998. The Trust currently offers four series of shares to investors: the Atalanta/Sosnoff Fund, the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies. The Atalanta/Sosnoff Fund, the
Atalanta/Sosnoff Value Fund and the Atalanta/Sosnoff Balanced Fund, are diversified series of the Trust. The Atalanta/Sosnoff Focus Fund is a non-diversified series of the Trust.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund or Funds being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------


     A more  detailed  discussion  of  some of the  terms  used  and  investment
methodology   described  in  the  Prospectus  (see  "Risk/Return   Summary"  and
"Principal Investment Strategies") appears below:


     MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

     FIXED-INCOME SECURITIES. Each Fund may invest in fixed-income securities, including U.S. Government obligations and corporate debt securities (such as bonds and debentures) maturing in more than one year from the date of purchase and preferred stocks of domestic issuers rated at the time of purchase in the five highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa or Ba) or Standard & Poor's Ratings Group (AAA, AA, A, BBB or BB) or, if unrated, which are determined by the Adviser to be of comparable quality. Fixed-income securities rated Ba or BB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of these securities to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below Ba or BB and the Adviser will consider such an event to be relevant in its determination of whether the Fund should continue to hold such security.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Trust's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.


     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by that Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to a

Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities subject to the restrictions below. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to a Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the Trust's restrictions on illiquid investments (see "Investment Limitations").

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Trust's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     FOREIGN SECURITIES. Subject to the Trust's investment policies and quality and maturity standards, each Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Because a Fund may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     WRITING COVERED CALL OPTIONS. Each Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if a Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

     The writing of covered call options is a conservative investment technique which the Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     As long as the Securities and Exchange Commission continues to take the position that unlisted options are illiquid securities, each Fund will not commit more than 15% of its net assets to unlisted covered call transactions and other illiquid securities.

     WRITING COVERED PUT OPTIONS. Each Fund may write covered put options on equity securities to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When a Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding.

     The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

     PURCHASING PUT OPTIONS. Each Fund may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. An example of such use of put options is provided below.

     Each Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     Each Fund may also purchase put options at a time when a Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     Each Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by a Fund when purchasing a put option will be recorded as an asset in a Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which a Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

     PURCHASING CALL OPTIONS. Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. Each Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

     Call options may be purchased by each Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

     Each Fund will commit no more than 5% of its assets to premiums when purchasing call options. Each Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by a Fund, an increase in the market price could result in the exercise of the call option written by a Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

     OPTIONS TRANSACTIONS GENERALLY. Option transactions in which a Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by a Fund. The success of a Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

     STOCK INDEX FUTURES CONTRACTS. Each Fund may enter into S&P Index (or other major market index) futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of stock values in order to establish more definitely the effective return on securities held or intended to be acquired by each Fund. A Fund's hedging may include the purchase of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increase in stocks prices. When selling Futures Contracts, a Fund will segregate cash assets to cover any related liability.

     Each Fund will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

     A Fund will not enter into a Futures Contract if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.


     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Each Fund may purchase warrants and rights, but each Fund does not presently intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.


QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which each Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC and CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which each Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B and CCC - Preferred stock rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in each of Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

     Under these fundamental limitations, each Fund may not:

(1) Issue senior securities, pledge its assets or borrow money, or purchase securities on margin except that it may do so if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Make short sales of securities or maintain a short position, except short sales "against the box";

(4)  Make loans to other persons, except (a) by loaning portfolio securities, or
     (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness;

(5) Write, purchase or sell commodities, commodities contracts or related options;

(6) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities);

(7)  Invest in  interests  in real  estate or real estate  limited  partnerships
     (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

     The  following   fundamental   limitation   is   applicable   only  to  the
     Atalanta/Sosnoff   Fund,   the   Atalanta/Sosnoff   Value   Fund   and  the
     Atalanta/Sosnoff Balanced Fund. Each of these Funds MAY NOT:

(8) Purchase the securities of any issuer if with respect to 75% of the value of the total assets of the Fund, more than 5% of the value of the total assets of the Fund would be invested in the securities of any one issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, provided that this limitation shall not apply to the purchase of securities issued by the U.S. Government, its agencies or instrumentalities.

     Percentage restrictions stated as an investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

TRUSTEES AND OFFICERS
---------------------


     The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                      Annual
                                                                   Compensation
Name                      Age        Position Held                From the Trust
----                      ---        -------------                --------------
*Anthony G. Miller        40         Chairman,                    $            0
                                     President and Trustee
*Toni E. Sosnoff          56         Vice President                            0
                                     and Trustee
+Howard A. Drucker        57         Trustee                               8,000
+Irving L. Straus         78         Trustee                               8,000
+Aida L. Wilder           51         Trustee                               8,000
 Lisa R. Oliverio         30         Treasurer                                 0
 Tina D. Hosking          32         Secretary                                 0

* Mr. Miller and Mrs. Sosnoff, as affiliated persons of Atalanta/Sosnoff Capital Corporation (Delaware), the Funds' investment adviser, and Mr. Miller is an affiliated person of Atalanta/Sosnoff Management Corporation, the Funds' principal underwriter, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


+    Member of Audit Committee.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:


     ANTHONY G. MILLER, 101 Park Avenue, New York, New York, is President and a Trustee of the Trust. He is Executive Vice President, Chief Operating Officer ("COO") and Chief Financial Officer ("CFO") of Atalanta/Sosnoff Capital Corporation (Delaware) (the investment adviser to the Trust and parent of Atalanta/Sosnoff Management Corporation) and Atalanta/Sosnoff Capital Corporation (parent of Atalanta/Sosnoff Capital Corporation (Delaware)). Mr. Miller is also Executive Vice President, COO and CFO of Atalanta/Sosnoff Management Corporation (the Funds principal underwriter).

     TONI E. SOSNOFF, 101 Park Avenue, New York, New York, is Vice President of Atalanta/Sosnoff Capital Corporation (Delaware), (the investment adviser to the Trust and parent of Atalanta/Sosnoff Management Corporation).

     HOWARD A. DRUCKER, 25 East End Avenue, New York, New York, is an attorney and the president of Fundamental Management Corp. which provides real estate management services. He is also a general partner of East Hartford Estates, L.P., a real estate company; and a real estate investor and manager with various properties throughout the United States.

     IRVING L. STRAUS, 1501 Broadway #1809, New York, New York, is a Trustee of the Trust. He is also Chairman of Straus Corporate Communications, a public relations firm; and President of 100% No-Load Mutual Fund Council, a trade organization. Mr. Straus also serves as assistant secretary for Spectral Diagnostics, Inc. which is a publicly-held company in the biotechnology field.

     AIDA L. WILDER, 24 Old Albany Post Rd., Rhinebeck, New York, is a Trustee of the Trust. She is also the Vice President of Wilder Consolidated Enterprises which engages in restaurant operations and has served in this capacity since 1979.

     TINA D. HOSKING, 312 Walnut Street, Cincinnati, Ohio, is Vice President and Associate General Counsel of Integrated Fund Services, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer). She is also Secretary of Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

     LISA R. OLIVERIO, 312 Walnut Street, Cincinnati, Ohio, is the Financial Reporting Manager of Integrated Fund Services, Inc.


     Each non-interested Trustee will receive a quarterly retainer of $1,000 and a $1,000 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.

THE INVESTMENT ADVISER
----------------------

     Atalanta/Sosnoff Capital Corporation (Delaware) (the "Adviser") is the investment adviser for all four Funds. The Adviser is a wholly-owned subsidiary of Atalanta/Sosnoff Capital Corporation ("A/SCC"), a public company listed on the New York Stock Exchange (NYSE: ATL). Martin T. Sosnoff is the controlling shareholder, Chairman and a Director of A/SCC and the Chairman and a Director of the Adviser and Atalanta/Sosnoff Management Corporation, the Trust's principal underwriter (the "Distributor"). Anthony G. Miller is Executive Vice President, COO and CFO of the Adviser, A/SCC and the Distributor. Messrs. Sosnoff and Miller, by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Miller is also the President and a Trustee of the Trust.


     Under the terms of the advisory agreements between the Trust and the Adviser, the Adviser manages each Fund's investments. Each Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets. For the fiscal years ended May 31, 1999 and 2000, the Atalanta/Sosnoff Fund accrued advisory fees of $74,620 and $122,517. In order to reduce the Fund's operating expenses, the Adviser voluntarily waived its entire advisory fee in 1999 and reimbursed $29,749 of the Fund's operating expenses for the fiscal year ended May 31, 1999 and voluntarily waived its investment advisory fees of $43,963 and reimbursed $28,595 of other operating expenses for the fiscal year ended May 31, 2000. For the period ended May 31, 2000, the Atalanta/Sosnoff Focus, Atalanta/Sosnoff Value and Atalanta/Sosnoff Balanced Funds accrued $16,649, $13,419 and $15,837 of expenses, respectively. For that same period, in order to reduce the Funds' operating expenses, the Adviser waived its entire advisory fee for each Fund and reimbursed $41,434, $47,597 and $42,518 of each Fund's operating expenses, respectively.


     Each Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of that Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which a Fund may be a party. Each Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their
duties.   The  Adviser  bears  promotional   expenses  in  connection  with  the
distribution of each Fund's shares. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.


     Each Fund's advisory agreement was initially approved for a two year term and will remain in force from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Fund's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. Each of the advisory agreements automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.advisory agreement for the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund, and the Atalanta/Sosnoff Balanced Fund and will remain in force until June 1, 2001. Each of the advisory agreements will remain in force from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Fund's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. Each of the advisory agreements automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

     Atalanta/Sosnoff Management Corporation (the "Distributor") is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor pays from its own resources promotional expenses in connection with the distribution of each Fund's shares and any other expenses incurred by it in the performance of its obligations under the Underwriting Agreement with that Fund.

SERVICE PLAN
------------


     As stated in the Prospectus, the Trust has adopted a service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to compensate the Distributor for its services to that Fund. The Distributor is responsible for the payment of any expenses incurred in the distribution and promotion of each Fund's shares or activities related to the servicing of shareholder accounts, including but not limited to, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust might reasonably request; formulating and implementing of marketing and promotional activities; the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other shareholder servicing-related expenses, including any servicing fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor. The Plan expressly limits payments to the Distributor in any fiscal year to a maximum of .25% of the average daily net assets of each Fund. For the period ended May 31, 1999, the Atalanta/Sosnoff Fund incurred expenses of $15,460 under the Plan. For the fiscal year ended May 31, 2000, the Atalanta/Sosnoff Fund, Atalanta/Sosnoff Focus Fund, the Atalanta Value Fund and the Atalanta/Sosnoff Balanced Fund incurred expenses under the Plan of $40,815, $5,560, $4,481 and $5,288, respectively.


     Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of each Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated by each Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of that Fund. In the event a Plan is terminated in accordance with its terms, that Fund will not be required to make any payments to the Distributor after the termination date. The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Board of Trustees believes that expenditure of each Fund's assets for distribution and shareholder servicing expenses under the Plan should assist in the growth of a Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for shareholder servicing will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of their ownership of shares of the Adviser and the Distributor, Anthony G. Miller and Toni E. Sosnoff may each be deemed to have a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

     The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Funds will not effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser, nor affiliates of the Trust, or the Adviser, will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.


     CODE OF ETHICS. The Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics adopted by the Trust, the Advisor and the Distributor are on public file with, and are available from, the SEC.


PORTFOLIO TURNOVER
------------------

     A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Funds during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that each Fund's portfolio turnover rate normally will not exceed 150%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

     Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     Each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and
(ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Funds total assets are represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Funds investments are limited in respect to any issuer to an amount not greater than 5% of the Funds assets and 10% of the outstanding voting securities of such issuer) and
(b) not more than 25% of the value of a Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.


     As of May 31, 2000, the Atalanta/Sosnoff Value Fund had capital loss carryforwards for federal income tax purposes of $135,920, which expire May 31, 2008. These capital loss carryforwards may be utilized in future years to offset net realized gains prior to distributing any such gains to shareholders.


     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interest of the Fund's shareholders, a Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any ninety-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        (n)
                               P (1 + T)    = ERV
Where:

P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of any applicable initial sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     Based on the forgoing calculations, the average annual total returns for the Atalanta/Sosnoff Investment Trust as of June 30, 2000 are as follows:

                                        One Year                Since Inception*
                                        --------                ----------------
Atalanta/Sosnoff Fund                    22.76%                      23.87%
Atalanta/Sosnoff Focus                    N/A                        27.61%
Atalanta/Sosnoff Value                    N/A                         6.78%
Atalanta/Sosnoff Balanced                 N/A                        16.46%

     *The initial public offering of Atalanta/Sosnoff Fund was June 17, 1998. The initial public offering of Atalanta/Sosnoff Focus Fund, Atalanta/Sosnoff Value Fund and Atalanta/Sosnoff Balanced Fund was July 1, 1999.


     To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Funds may discuss various measures of a Fund's performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. Each Fund may provide comparative performance information appearing in the Growth Funds, Value Funds, and Balanced Funds category. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index, the Dow Jones Industrial Average and the Lehman Brothers Intermediate Government/Corporate Bond Index. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely recognized bond index composed of all bonds of investment grade in the maturity of between one and three years.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------


     As of September 1, 2000, the Distributor owned of record 69.13% of the Atalanta/Sosnoff Fund's outstanding shares and the Adviser owned 100%, 95.57% and 92.19% of the Atalanta/Sosnoff Value Fund, Atalanta/Sosnoff Focus Fund and the Atalanta/Sosnoff Balanced Fund, respectively. As of the share date, the Trustees and officers of the Trust owned of record beneficially less than 1% of the outstanding shares of the Trust.


CUSTODIAN
---------

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as Custodian for the Funds' investments. Firstar Bank, acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------


     The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ended May 31, 2001. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio 45202, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.


INTEGRATED FUND SERVICES, INC.
------------------------------


     The Trust has retained Integrated Fund Services, Inc. (the "Transfer Agent") to act as each Fund's transfer agent. Integrated Fund Services, Inc. is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Transfer Agent receives from each Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month, per Fund. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     The Transfer Agent also provides accounting and pricing services to each Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Transfer Agent to perform its duties, each Fund pays the Transfer Agent a fee in accordance with the following schedule:

Average Monthly Net Assets           Monthly Fee
--------------------------         ---------------
$          0 -  50,000,000           $2,000
$ 50,000,000 - 100,000,000           $2,500
$100,000,000 - 200,000,000           $3,000
$200,000,000 - 300,000,000           $4,000
        Over - 300,000,000           $5,000 + .001%
                                     of average net assets

In addition, each Fund pays all costs of external pricing services.


     The Transfer Agent also provides administrative services to each Fund. In this capacity, the Transfer Agent supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Transfer Agent supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays the Transfer Agent a fee at the annual rate of .15% of the average value of its daily net assets up to $50,000,000,
 .125% of such assets from $50,000,000 to $100,000,000 and .10% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month, per Fund. For the fiscal years ended May 31, 1999 and 2000, the Transfer Agent received $52,574 and $66,908, respectively, for the Atalanta/Sosnoff Fund. For the period ended May 31, 2000, the Transfer Agent received $49,500 for each of the Atalanta/Sosnoff Focus Fund, the Atalanta/Sosnoff Value Fund and Balanced Fund.

FINANCIAL STATEMENTS
--------------------

     The Atlanta/Sosnoff Investment Trust's audited annual financial statements dated May 31, 2000, are incorporated by reference from the Trust's May 31, 2000 Annual Report to Shareholders.

                        ATALANTA/SOSNOFF INVESTMENT TRUST
                        ---------------------------------

PART C.   OTHER INFORMATION
-------   -----------------


Item 23.  Exhibits
          --------

          (a)       Agreement and Declaration of Trust*

          (b)       Bylaws*

          (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

          (d) Advisory Agreement with Atalanta/Sosnoff Capital Corporation (Delaware)*

          (e)       Underwriting  Agreement  with  Atalanta/Sosnoff   Management
                    Corporation*

          (f)       Inapplicable

          (g)       Custody Agreement with Firstar Bank, N.A.*

          (h)(i) Administration Agreement with Integrated Fund Services, Inc.(formerly Countrywide Fund Services, Inc.)*

             (ii) Accounting Services Agreement with Integrated Fund Services, Inc.(formerly Countrywide Fund Services, Inc.)*

             (iii)  Transfer, Dividend Disbursing,  Shareholder Service and Plan
                    Agency   Agreement  with  Integrated  Fund  Services,   Inc.
                    (formerly Countrywide Fund Services, Inc.)*

          (i)       Opinion and Consent of Counsel*

          (j)       Consent of Independent Auditor

          (k)       Inapplicable

          (l)       Agreement Relating to Initial Capital*

          (m)       Service Plan Pursuant to Rule 12b-1*

          (n)       Inapplicable

          (o)       Inapplicable

          (p) Code of Ethics of Atalanta/Sosnoff Investment Trust, Atalanta/Sosnoff Capital Corporation (Delaware), Atalanta/ Sosnoff Capital Corporation and Atalanta/Sosnoff Management Corporation.*


--------------------------------------
* Incorporated by reference to the Trust's registration statement on Form N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant.
-------   -------------------------------------------------------------

          None.

Item 25.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                    "Section 6.4  INDEMNIFICATION  OF TRUSTEES,  OFFICERS,  ETC.
               Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                    Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                    Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, Atalanta/Sosnoff Capital Corporation (Delaware) (the "Adviser") and Atalanta/Sosnoff Management Corporation (the "Distributor"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under this Agreement or breach of its duty or of its obligations hereunder.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Adviser is a registered investment adviser, providing investment advisory services to the Registrant. The Adviser has been engaged since 1982 in the business of providing investment advisory services to individual, institutional and corporate clients.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Martin T. Sosnoff - Chairman & Director of the Adviser. Chairman, Director and Controlling Shareholder of
                    Atalanta/Sosnoff Capital Corporation ("A/SCC"), the Adviser's parent company.

               (ii) Craig B.  Steinberg - President and Director of the Adviser.

               (iii)Anthony  G.  Miller  -  Executive  Vice   President,   Chief
                    Operating Officer and Chief Financial Officer of the Adviser, A/SCC and President, Chief Operating Officer and Chief Financial Officer of A/S Management Corporation, the Trust's principal underwriter (the "Distributor"). Chairman, President and a Trustee of the Trust.

               (iv) Paul P. Tanico - Executive  Vice  President  of the Adviser.
                    General  Partner  of  Castlerock  Partners,   an  investment
                    partnership.

               (v) Toni E. Sosnoff - Vice President of the Adviser. Vice President and a Trustee of the Trust.

Item 27.  Principal Underwriters
--------  ----------------------

          (a)  Inapplicable

                                         Position                  Position
                                         with                      with
          (b)  Name                      Underwriter               Registrant
               ----                      -----------               ----------

               Anthony G. Miller         President, Chief          Chairman,
                                         Operating Officer         President and
                                         and Chief                 a Trustee
                                         Financial Officer

               The address of all of the above-named persons is 101 Park Avenue, New York, New York 10178.

          (c)  Inapplicable


Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 101 Park Avenue, New York, New York 10178 as well as at the offices of the Registrant's transfer agent located at P.O. Box 5354, Cincinnati, Ohio 45201-5354.


Item 29.  Management Services
-------   --------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to the Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 1st day of October, 2000.

                        ATALANTA/SOSNOFF INVESTMENT TRUST


                             By: /s/ Anthony G. Miller
                                 ---------------------
                                 Anthony G. Miller
                                 Chairman and President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature                   Title                     Date
           ---------                   -----                     ----

     /s/ Anthony G. Miller            Chairman,            September 28, 2000
     ---------------------            President
     Anthony G. Miller                and Trustee


     /s/ Lisa R. Oliverio             Treasurer            September 28, 2000
     ---------------------
     Lisa R. Oliverio

                                      Trustee              /s/ Tina D. Hosking

     ---------------------                                 ---------------------
     Howard A. Drucker*                                    Tina D. Hosking
                                                           Attorney-in-fact*
                                                           September 28, 2000
                                      Trustee
     ---------------------
     Toni E. Sosnoff*


                                      Trustee
     ---------------------
     Irving L. Straus*


                                      Trustee
     ---------------------
     Aida L. Wilder*

                                INDEX TO EXHIBITS
                                -----------------


(a)       Agreement and Declaration of Trust*

(b)       Bylaws*

(c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d)       Advisory Agreement*

(e)       Underwriting Agreement*

(f)       Inapplicable

(g)       Custody Agreement*

(h)(i)    Administration Agreement*

   (ii)   Accounting Services Agreement*

   (iii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

(i)       Opinion and Consent of Counsel*

(j)       Consent of Independent Auditor

(k)       Inapplicable

(l)       Agreement Relating to Initial Capital*

(m)       Service Plan Pursuant to Rule 12b-1*

(n)       Inapplicable

(o)       Inapplicable

(p) Code of Ethics of Atalanta/Sosnoff Investment Trust, Atalanta/Sosnoff Capital Corporation (Delaware), Atalanta/ Sosnoff Capital Corporation and Atalanta/Sosnoff Management Corporation.*


----------------------------
* Incorporated by reference to the Trust's registration statement on Form N-1A.